Summary of Significant Accounting Policies - Summary of Calculation of Basic and Diluted Net Income (loss) Per Common share (Parenthetical) (Details) - Panacea Acquisition Corp	8 Months Ended
Dec. 31, 2020 shares
Schedule Of Earnings Per Share Basic And Diluted By Common Class [Line Items]
Sale of private placement, shares	487,500
Dilutive effect to basic common shares	0